INCOME TAXES (Schedule of Valuation Allowance on Deferred Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
At the beginning of the year	$ 1,912	$ 1,002	$ 660
Change for the year	1,623	910	342
At end of the year	$ 3,535	$ 1,912	$ 1,002